SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amount of options
Beginning balance	3,038,357
Granted	427,650
Exercised	(753,711)
Forfeited	(171,878)
Ending balance	2,540,418	3,038,357
Exercisable as of December 31, 2017	1,694,564
Weighted average exercise price
Beginning balance	$ 22.58
Granted	48.91
Exercised	3.48
Forfeited	45.23
Ending balance	31.15	$ 22.58
Exercisable as of December 31, 2017	$ 22.54
Weighted average remaining contractual term (in years)
Options outstanding	6 years 11 months 26 days	6 years 8 months 12 days
Exercisable as of December 31, 2017	6 years 1 month 24 days
Aggregate intrinsic value
Options outstanding	$ 39,659	$ 77,346
Exercisable as of December 31, 2017	$ 39,118